Wilton Reassurance Life Company of New York
c/o Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022
March 9, 2023

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	American Separate Account No. 2
	File No. 811-07904

Commissioners:

Annual Reports, dated December 31, 2022 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of American Separate Account No. 2 of Wilton Reassurance Life Company of New York pursuant to rule 30b-2 of the Investment
Company Act of 1940 and are listed as follows:


The Annual reports for certain portfolios of the Mutual of America Variable Insurance Portfolios, Inc. are incorporated by reference as filed on form N-CSR, CIK No. 0001776030, File No. 811-23449.

The Annual reports for certain portfolios of the Fidelity Variable Insurance Products are incorporated by reference as filed on form N-CSR, CIK No. 0000831016, File No. 811-05511; CIK No. 0000823535,
File No. 811-05361 and CIK No. 000356494, File No. 811-03329.

The Annual report for the Vanguard Variable Insurance Fund International Portfolio of the Vanguard Variable Insurance Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Annual report for the DWS Capital Growth VIP portfolio of Deutsche DWS Variable Series I are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.





Sincerely,

/s/ Christopher M. Miseo


Christopher M. Miseo
Senior Vice President and Director of Accounting and Financial Reporting